Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges

Note 5 — Restructuring Charges

2009 Restructuring Charge

In 2009, RJR Tobacco announced the elimination of approximately 400 full-time production positions substantially completed by December 31, 2010. The cash benefits were substantially paid by December 31, 2011.

2008 Restructuring Charge

In 2008, RAI and RJR Tobacco announced changes in their organizational structures to streamline non-core business processes and programs in order to allocate additional resources to strategic growth initiatives. The reorganizations resulted in the elimination of approximately 600 full-time jobs. The cash benefits were substantially paid by December 31, 2011.

The activity in the restructuring accruals, comprised of employee severance and related benefits, was as follows:

	2009 Restructuring Charge	2008 Restructuring Charge
Original accrual	$—	$91
Utilized in 2008	—	(12)
Adjusted in 2008	—	(1)

Balance as of December 31, 2008	—	78
Original accrual	56	—
Utilized in 2009	(8)	(38)

Balance as of December 31, 2009	48	40
Utilized in 2010	(22)	(27)

Balance as of December 31, 2010	26	13
Utilized in 2011	(24)	(10)

Balance as of December 31, 2011	$2	$3

The restructuring accruals were included in the consolidated balance sheet as of December 31, 2011 in other current liabilities.